Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over the investee and when the Company is exposed, or has the rights, to variable returns from the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control and include wholly owned subsidiaries Medicure International Inc., Medicure Pharma Inc., and Medicure Pharma Europe Limited. In addition, Marley Drug, Inc., Gateway Medical Pharmacy, and West Olympia Pharmacy are all subsidiaries of Medicure Pharma Inc., and are consolidated with these financial statements. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany transactions and balances and unrealized gains and losses from intercompany transactions have been eliminated.

Foreign currency

Items included in the financial statements of each of the Company’s consolidated subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the functional currency). The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional and presentation currency.

Foreign currency transactions are translated into the respective functional currencies of the Company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period‑end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss. Non-monetary items that are not carried at fair value are translated using the exchange rates as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The results and financial position of the Company’s foreign operations that have a functional currency different from the Company’s functional and presentation currency are translated into Canadian dollars as follows:

(i) assets and liabilities of foreign operations are translated at the closing rate at the date of the consolidated statement of financial position;

(ii) revenue and expenses of foreign operations for each year are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the dates of the transactions); and

(iii) all resulting exchange differences for foreign operations are recognized in other comprehensive income in the cumulative translation account.

When a foreign operation is disposed of, the component of other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of net income and comprehensive income, as part of the gain or loss on sale where applicable.

Financial instruments

(i) Financial assets

Initial recognition and measurement

Upon recognition of a financial asset, classification is made based on the business model for managing the asset and the asset’s contractual cash flow characteristics. The financial asset is initially recognized at its fair value and subsequently classified and measured as (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). Financial assets are classified as FVTPL if they have not been classified as measured at amortized cost or FVOCI. Upon initial recognition of an equity instrument that is not held-for-trading, the asset is recorded as FVTPL unless the Company irrevocably designates the presentation of subsequent changes in the fair value of such equity instrument as FVOCI.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment allowance, if the asset is held within a business whose objective is to hold assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest. Cash and cash equivalents, accounts receivable and other assets are classified within this category.

Financial assets at FVTPL

Financial assets measured at FVTPL are carried in the consolidated statements of financial position at fair value with changes in fair value therein recognized in the consolidated statement of net income (loss) and comprehensive income (loss). There are presently no assets classified within this category.

Financial assets at FVOCI

Financial assets measured at FVOCI are carried in the statement of financial position at fair value with changes in fair value therein recognized in the statement of consolidated statement of net loss and comprehensive loss. The investment in Sensible Medical was designated within this category.

(ii) Financial liabilities

Initial recognition and measurement

The Company recognizes a financial liability on the trade date in which it becomes a party to the contractual provisions of the instrument at fair value plus any directly attributable costs. Financial liabilities are subsequently measured at amortized cost or FVTPL, and are not subsequently reclassified. The Company’s financial liabilities are accounts payable and accrued liabilities, royalty obligation and acquisition payable which are recognized on an amortized cost basis. Financial liabilities measured at FVTPL include contingent consideration resulting from business combinations as defined by IFRS 9.

The royalty obligation was recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability required determining the most appropriate valuation model, which was dependent on its underlying terms and conditions. This estimate also required determining expected revenue from AGGRASTAT® sales and an appropriate discount rate and making assumptions about them.

Acquisition payables resulting from a business combinations are valued at fair value at the acquisition date as part of the business combination and subsequently fair valued as described in the business combination policy below.

(iii) Derecognition

A financial asset or, where applicable a part of a financial asset or part of a group of similar financial assets is derecognized when the contractual rights to receive cash flows from the asset have expired, or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statements of net income (loss) and comprehensive income (loss).

(iv) Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount reported in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(v) Fair value of financial instruments

Fair value is determined based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. Typically, fair value is determined by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgment is required through determining the valuation technique to apply, the valuation techniques such as discounted cash flow analysis and selecting inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value.

(vi) Transaction costs

Transaction costs for all financial instruments measured at amortized cost, the transaction costs are included in the initial measurement of the financial asset or financial liability and are amortized using the effective interest rate method over a period that corresponds with the term of the financial instruments. Transaction costs for financial instruments classified as FVTPL are recognized as an expense in professional fees, in the period the cost was incurred.

Impairment of financial assets

An “expected credit loss” impairment model applies to financial assets which requires a loss allowance to be recorded on financial assets measured at amortized cost based on their expected credit losses. An estimate is made to determine the present value of future cash flows associated with the asset, and, if required, an impairment loss is recorded. The impairment loss reduces the carrying value of the impaired financial asset to the value of the estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate either directly or through the use of an allowance account and the resulting impairment loss is recorded in profit or loss. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows. For accounts receivable, the Company applies the simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime expected credit losses at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Revenue from contracts with customers

As of December 31, 2025, excluding Marley Drug, Gateway Medical Pharmacy and West Olympia Pharmacy, (collectively the “Pharmacy Business Segment”), the Company has two commercially available products that generated revenue for the year ended December 31, 2025, AGGRASTAT® and ZYPITAMAG® (the “Products”) which it sells to United States customers. The Products are sold to wholesalers for resale as well as directly to hospitals and pharmacies, with AGGRASTAT® primarily being sold by the wholesalers to hospitals, while ZYPITAMAG® is primarily sold by wholesalers to pharmacies. Revenue from the sale of the Products is recognized upon the receipt of goods by the wholesaler, or the hospital or pharmacy in the case of a direct sale, at the point in time in which title and control of the transferred goods pass from the Company to the customer. At this point in time, the customer has gained the sole ability to route the goods, and there are no unfulfilled obligations that could affect the customer’s acceptance of the goods. Delivery of the product occurs when the goods have been received at the customer in accordance with the terms of the sale.

Sales are made subject to certain discounts available for prompt payment, volume discounts, rebates or chargebacks. Revenue from these sales is recognized based on the price specified per the pricing terms of the sales invoices, net of the estimated discounts, rebates or chargebacks. Variable consideration is based on historical information, using the expected value method. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A liability is included within accounts payable and accrued liabilities and is measured for expected payments that will be made to the customers for the discounts in which they are entitled. Sales do not contain an element of financing as sales are made with credit terms within the normal operating cycle of the date of the invoice, which is consistent with market practice.

Through the Pharmacy Business Segment, the Company operates its retail pharmacy and mail order pharmacy business selling pharmaceuticals directly to end users, being individual patients. Revenue for in-store sales is recognized upon payment by the customer. This is the point where all performance obligations have been met in regards to the product sold. Revenue for mail order sales is recognized upon the shipment of the products to the customer, generally at the time the product is picked up from the Company’s premises by the carrier. This is the point where all performance obligations have been met in regards to the product sold.

Cash and cash equivalents	The Company considers all liquid investments purchased with a maturity of three months or less at acquisition to be cash and cash equivalents, which are carried and classified at amortized cost.
Inventories

Inventories consist of unfinished product (raw material in the form of active pharmaceutical ingredients and packaging materials) and finished commercial product, which are available for sale either to wholesale, pharmacy and hospital customers or through the Pharmacy Business Segment direct to patients, and are measured at the lower of cost and net realizable value.

The cost of inventories is based on the first‑in, first‑out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

Property and equipment

(i) Recognition and measurement

Items of property and equipment are measured at cost less accumulated amortization and accumulated impairment losses and reversals. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment. The costs of the day‑to‑day servicing of property and equipment are recognized in the consolidated statements of net income (loss) and comprehensive income (loss) in the period in which they are incurred.

(ii) Amortization

Amortization is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furniture and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
Right-of-use assets	Straight-line	Term of lease

Amortization methods, useful lives and residual values are reviewed at each period end and adjusted if appropriate.

Intangible assets

Intangible assets that are acquired separately are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.

Product licenses are amortized on a straight-line basis over the contractual term of the acquired license. Pharmacy licenses are amortized on a straight-line basis over their estimated useful life of approximately seven years. Patents and drug approvals are amortized on a straight‑line basis over the legal life of the respective patent, ranging from five to twenty years, or its economic life, if shorter. Brand names are amortized on a straight-line basis over the estimated economic life of the brand name estimated at ten years. Trademarks are amortized on a straight‑line basis over the legal life of the respective trademark, being ten years, or its economic life, if shorter. Customer lists are amortized on a straight‑line basis over a period of seven to twelve years.

Amortization on product licenses commences when the intangible asset is available for use, which would typically be in connection with the commercial launch of the associated product under the license.

Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. The costs of servicing the Company’s patents and trademarks are expensed as incurred.

The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates in the consolidated statements of net income (loss) and comprehensive income (loss).

Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. No development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

Clinical trial expenses are a component of the Company’s research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct research and development activities on the Company’s behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrolment, services provided, contractual terms, and prior experience with similar contracts.

Government assistance

Government assistance, in the form of grants, is recognized at fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. Government assistance toward current expenses is recorded as a reduction of the related expenses in the period the expenses are incurred. Government assistance towards property and equipment is deducted from the cost of the related property and equipment. The benefits of investment tax credits for scientific research and experimental development expenditures (“SR&ED”) incurred directly by the Company are recognized in the period the qualifying expenditure is made, provided there is reasonable assurance of recoverability. SR&ED investment tax credits receivable are recorded at their net realizable value.

Impairment of non-financial assets

The Company assesses at each reporting period whether there is an indication that a non‑financial asset may be impaired. An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit (“CGU”), exceeds its recoverable amount. Impairment losses are recognized in net profit (loss) and comprehensive profit (loss). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the greater of the asset’s or CGU’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, an appropriate valuation model is used. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.

For assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill are not reversed in future periods.

Employee benefits

(i) Short-term employee benefits

Short‑term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

(ii) Share-based payment transactions

The grant date fair value of share‑based payment awards granted to employees is recognized as a personnel expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non‑market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non‑market performance conditions at the vesting date. For share‑based payment awards with non‑vesting conditions, the grant date fair value of the share‑based payment is measured to reflect such conditions and there is no true‑up for differences between expected and actual outcomes.

Share‑based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity‑settled share‑based payment transactions. In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share‑based payment.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of the cancellation and any expense not yet recognized for the award (being the total expense as calculated at the grant date) is recognized immediately. This includes any awards where vesting conditions within the control of either the Company or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled award and new awards are treated as if they were a modification of the original awards.

Finance income and finance costs

Finance costs comprise interest expense on borrowings, which are recognized in net profit (loss) and comprehensive profit (loss) using the effective interest rate method and accretion on the royalty obligation, offset by any finance income, which consists of interest income on funds invested and is recognized as it accrues in net income and comprehensive income, using the effective interest rate method.

Foreign currency gains and losses are reported on a net basis.

Income taxes

The Company and its subsidiaries are generally taxable under the statutes of their country of incorporation.

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years.

The Company follows the liability method of accounting for deferred taxes. Under this method, deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred taxes are not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company has provided for income taxes, including the impacts of tax legislation in various jurisdictions, in accordance with guidance issued by accounting regulatory bodies, the Canada Revenue Agency, the U.S. Internal Revenue Service, the Barbados Revenue Authority, as well as other state and local governments through the date of the issuance of these consolidated financial statements. Additional guidance and interpretations can be expected and such guidance, if any, could impact future results. While management continues to monitor these matters, the ultimate impact, if any, as a result of the application of any guidance issued in the future cannot be determined at this time.

The Company and its subsidiaries file federal income tax returns in Canada, the United States, Barbados and other foreign jurisdictions, as well as various provinces and states in Canada and the United States, respectively. Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws and the amount and timing of future taxable income. Given the Company operates within a complex structure internationally, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income and expenses recorded. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions are based on various factors, such as interpretations of tax regulations by each taxable entity and the responsible tax authority. The Company and its subsidiaries have open tax years, primarily from 2011 to 2023, with significant taxing jurisdictions, including Canada, the United States and Barbados. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations and tax treaties, as they relate to the amount, timing or inclusion of revenues and expenses, or the sustainability of income tax positions of the Company and its subsidiaries. Certain of these tax years may remain open indefinitely.

Such differences of interpretation may arise on a wide variety of issues, depending on the conditions prevailing in the respective company’s domicile. As the Company assesses the probability for litigation and subsequent cash outflow with respect to taxes as remote, no contingent liability has been recognized.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, would be recognized subsequently if information about facts and circumstances changed. The adjustment would either be treated as a reduction to goodwill if it occurred during the measurement period or in profit or loss, when it occurs subsequent to the measurement period.

Earnings per share

The Company presents basic earnings per share (“EPS”) data for its common voting shares. Basic EPS is calculated by dividing the profit or loss attributable to common voting shareholders of the Company by the weighted average number of common voting shares outstanding during the period, adjusted for the Company’s own shares held. Diluted EPS is computed similar to basic EPS except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercise were used to acquire common shares at the average market price during the reporting periods.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration for an acquisition is measured at the fair values of the assets transferred, the liabilities assumed and the equity interests issued at the acquisition date. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred. Identified assets acquired and liabilities and contingent liabilities assumed are measured initially at fair values at the date of acquisition

Contingent consideration is measured at fair value on the acquisition date and is included as part of the consideration transferred. The fair value of the contingent consideration liability is remeasured at each reporting date with the corresponding gain or loss being recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of fair value of the cost of the business combinations over the Company’s share in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities. Any negative difference is recognized directly in the consolidated statements of net income (loss) and comprehensive income (loss). If the fair values of the assets, liabilities and contingent liabilities can only be calculated on a provisional basis, the business combination is recognized using provisional values. Any adjustments resulting from the completion of the measurement process are recognized within twelve months of the date of the acquisition.

Leases

At inception of a contract, the Company must assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset over a period of time in exchange for consideration. The Company must assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the contract and if it has the right to direct the use of the asset. As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease.

(i) Right-of-use asset

The right-of-use asset is initially measured at cost, which consists of the initial amount of the lease liability adjusted for any lease payments made and any initial direct costs incurred at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received. The right-of-use asset is subsequently amortized from the commencement date to the earliest of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

(ii) Lease liability

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date discounted by the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method. Lease payments included in the measurement of the lease liability comprise fixed payments; variable lease payments that depend on an index or a rate; amounts expected to be payable under any residual value guarantee; the exercise price under any purchase option that the Company would be reasonably certain to exercise; lease payments in any optional renewal period if the Company is reasonably certain to exercise an extension option; and penalties for any early termination of a lease unless the Company is reasonably certain not to terminate early. The Company has elected to not include non-lease components related to premises leases in the determination of the lease liability.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to income on a straight-line basis over the lease term.

(iii) Estimating the incremental borrowing rate

The Company cannot readily determine the interest rate implicit in its lease; therefore, it uses its incremental Borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company “would have to pay,” which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

New standard not yet adopted

IFRS 18, Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued and replaces IAS 1.

This new standard introduces new categories and subtotals in the statement of profit or loss where all income and expenses are categorized into one of five categories: operating, investing, financing, income taxes and discontinued operations.

The standard also requires disclosure of management-defined performance measures (“MPM”). MPM is a subtotal of income and expenses that a company uses in public communications outside financial statements. IFRS 18 requires disclosure of information for all of the company’s MPMs within a single note to the financial statements that includes a description of each MPM, how the measure is calculated and a reconciliation to the most comparable line item in the statement of profit or loss.

The standard also introduces a principle for presentation of information in the primary financial statements versus the financial statement notes including the aggregation and disaggregation of such information.

IFRS 18 is effective for annual periods beginning on or after January 1, 2027, and must be applied retrospectively. The Company is assessing the impact of adopting IFRS 18 and although early adoption is permitted, the Company does not anticipate early adoption of this standard.